Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020
Net income:
Net income attributable to MHFG common shareholders		¥ 312,657	¥ 315,886
Effect of dilutive securities
Net income attributable to common shareholders after assumed conversions		¥ 312,657	¥ 315,886
Shares:
Weighted average common shares outstanding		2,536,902	2,537,272
Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	[1]	119	93
Weighted average common shares after assumed conversions		2,537,021	2,537,365
Earnings per common share:
Basic net income per common share		¥ 123.24	¥ 124.50
Diluted net income per common share	[1]	¥ 123.24	¥ 124.49

[1]	For the six months ended September 30, 2020, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects.